Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Mann- India Technologies Private Limited [Member]
Schedule of Intangible Assets
Intangible Assets consisted of the following as of March 31, 2019 and December 31, 2018:

	As at March 31, 2019	As at December 31, 2018
	(Unaudited)
Developed Technology	$1,753,737	$1,745,153
Gross Assets	1,753,737	1,745,153
Accumulated Amortization	(709,807)	(669,499)
Net Assets	$1,043,930	$1,075,654

Intangible Assets consisted of the following as of December 31, 2018 and December 31, 2017:

	As at December 31, 2018	As at December 31, 2017
Developed Technology	$1,745,153	$1,901,726
Gross Assets	1,745,153	1,901,726
Accumulated Amortization	(669,499)	(561,008)
Net Assets	$1,075,654	$1,340,718